DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

Marizyme, Inc. (the “Company” or “Marizyme”) is a Nevada corporation originally incorporated on March 20, 2007, under the name SWAV Enterprises, Ltd. On September 6, 2010, the Company name was changed to GBS Enterprises Inc. and from 2010 to September 2018 the Company was in the software products and advisory services business for email and instant messaging applications. The Company divested that business between December 2016 and September 2018 and focused on the acquisition of life science technologies.

On March 21, 2018, the Company’s name was changed to Marizyme, Inc., to reflect the new life sciences focus. Marizyme’s common stock is currently quoted on the OTC Markets’ QB tier under the symbol “MRZM”.